Document and Entity Information	6 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	Oxford City Football Club, Inc.
Entity Central Index Key	0001414295
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Dec. 31, 2014